Leases - Lease Cost (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Lease, Cost [Abstract]
Operating lease cost	$ 171	$ 163
Amortization of ROU assets	1	1
Variable lease cost	10	7
Total lease cost	$ 182	$ 171